COMMITMENTS AND CONTINGENCIES - Estimated Purchase Commitment (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Estimated purchase commitment
2021	$ 202,400	$ 101,200
2022	202,400	202,400
2023		202,400
Total	$ 509,170	$ 506,000